Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Finite Lived Intangible Assets [Line Items]
Average estimated useful life for intangible assets	12 years		12 years	12 years
Amortization of other intangible assets	$ 1,910	$ 1,910	$ 2,547	$ 2,545
Patents
Finite Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives			10 years
Intangible assets expiration year	2023		2023
Average estimated useful life for intangible assets	10 years
Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	10 years		10 years
Maximum
Finite Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	25 years		25 years